INVENTORY - Schedule of Inventory (Details) - BRL (R$) R$ in Millions	Dec. 31, 2022	Dec. 31, 2021
Inventory
Finished goods	R$ 4,094.0	R$ 3,626.7
Work in progress	845.7	672.5
Raw materials and consumables	6,798.3	5,306.2
Spare parts and others	986.9	906.8
Prepayments	358.3	645.9
Impairment losses	(160.2)	(157.8)
Total	R$ 12,923.0	R$ 11,000.3